Difference Between Income Taxes Computed at Federal Statutory Rate and Provision for Income Taxes (Detail)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Reconciliation of Statutory Federal Tax Rate [Line Items]
Federal statutory rate	35.00%	35.00%	35.00%
Effect of:
Foreign earnings taxed at lower rates	(17.50%)	(21.10%)	(15.60%)
Goodwill impairment	0.00%	9.70%	0.00%
I.R.S. settlement	0.00%	0.00%	(1.70%)
Other reconciling items, net	1.70%	0.20%	(0.20%)
Effective rate	19.20%	23.80%	17.50%